Property, Plant, and Equipment	12 Months Ended
Feb. 24, 2012
Property, Plant, and Equipment [Abstract]
Property, Plant, and Equipment
6.	Property, Plant, and Equipment

The following is a summary of property, plant and equipment, at cost, and estimated useful lives at February 24, 2012 and February 25, 2011:

	February 24, 2012	February 25, 2011
Land	$100	$100
Buildings and building additions	3,851	3,851
Machinery and equipment	11,484	10,719
Demonstration equipment	12,605	10,716
Office furniture and equipment	1,301	1,194
Building improvements	3,003	2,870
	32,344	29,450
Less: accumulated depreciation	(17,484)	(16,091)
Property, plant, and equipment, net	$14,860	$13,359

Depreciation expense for fiscal 2012 and fiscal 2011 was $1,393 and $1,051, respectively.

As of both February 24, 2012 and February 25, 2011, substantially all of the Company's long-lived assets were located in the United States of America.